Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Examination [Line Items]
Net operating loss carryforwards	$ 45.6
Change in valuation allowance	12.4	$ 4.4
Domestic Tax Authority
Income Tax Examination [Line Items]
Net operating loss carryforwards	46.5
Airpatrol Merger Agreement | Foreign Tax Authority | Canada Revenue Agency
Income Tax Examination [Line Items]
Net operating loss carryforwards	24.6	20.9
Nanotron | Foreign Tax Authority | Federal Ministry of Finance, Germany
Income Tax Examination [Line Items]
Net operating loss carryforwards	44.1	44.3
IntraNav | Foreign Tax Authority | Federal Ministry of Finance, Germany
Income Tax Examination [Line Items]
Net operating loss carryforwards	8.6	7.1
Game Your Game | Foreign Tax Authority | Revenue Commissioners, Ireland
Income Tax Examination [Line Items]
Net operating loss carryforwards	11.8	$ 11.6
Inpixon Philippines, Inc | Foreign Tax Authority | Revenue Commissioners, Ireland
Income Tax Examination [Line Items]
Net operating loss carryforwards	0.1
Tax Year 2017 | Domestic Tax Authority
Income Tax Examination [Line Items]
Net operating loss carryforwards	$ 1.5